CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Interest and dividend income:
Loans, including fees		¥ 541,675	¥ 719,443
Investments:
Interest		31,236	52,249
Dividends		24,875	36,109
Trading account assets		127,785	108,881
Call loans and funds sold		1,270	2,963
Receivables under resale agreements and securities borrowing transactions		22,894	150,728
Deposits in other banks		22,111	56,981
Total interest and dividend income		771,846	1,127,354
Interest expense:
Deposits		110,839	335,290
Trading account liabilities		28,208	28,794
Call money and funds purchased		1,282	4,771
Payables under repurchase agreements and securities lending transactions		33,267	197,410
Other short-term borrowings		11,988	15,855
Long-term debt		85,593	98,502
Total interest expense		271,177	680,622
Net interest income		500,669	446,732
Provision (credit) for credit losses (Notes 3 and 5)		60,633	13,773
Net interest income after provision (credit) for credit losses		440,036	432,959
Noninterest income (Note 16):
Fee and commission income		428,317	403,992
Foreign exchange gains (losses)—net	[1]	22,785	27,923
Trading account gains (losses)—net	[2]	257,591	395,405
Investment gains (losses)—net:
Debt securities	[1]	46	31,092
Equity securities	[1]	266,119	(126,648)
Equity in earnings (losses) of equity method investees—net	[1]	5,788	22,066
Gains on disposal of premises and equipment	[1]	6,849	1,693
Other noninterest income	[2],[3]	23,715	34,839
Total noninterest income		1,011,210	790,362
Noninterest expenses:
Salaries and employee benefits		346,150	334,041
General and administrative expenses		299,350	314,840
Occupancy expenses		93,314	103,693
Fee and commission expenses		93,016	101,175
Provision (credit) for credit losses on off-balance-sheet instruments		(7,391)	(8,248)
Other noninterest expenses		78,966	67,364
Total noninterest expenses		903,405	912,865
Income before income tax expense		547,841	310,456
Income tax expense (Note 11)		137,761	83,120
Net income	[4]	410,080	227,336
Less: Net income attributable to noncontrolling interests		94,194	14,352
Net income attributable to MHFG shareholders		¥ 315,886	¥ 212,984
Earnings per common share (Note 10):
Basic net income per common share		¥ 124.50	¥ 83.96
Diluted net income per common share	[5]	124.49	83.95
Dividends per common share		¥ 37.50	¥ 37.50

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax”.
[5]	For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.